Borrowings (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Borrowings

	Maturities	June 30, 2025	Interest Rates	December 31, 2024	Interest Rates
Series 1 promissory notes	2025 - 2026	$425	15%	$725	12% - 15%
Related party notes	—	—	—	14,000	8% - 15.99%
Convertible debentures	2026	28,172	—%	—
Term convertible notes	2026	2,451	3.94%	—
Related party convertible notes	2025 - 2026	4,002	3.94% - 15%	—
WTI Facility	2028	20,000	13.50%	20,000	13.50%
Total Notes Payable		55,050		34,725
Less: unamortized debt discount		(9,791)		(6,446)
Less: current portion of related party notes payable		—		(14,000)
Less: current portion of related party convertible notes		(1,002)		—
Less: current portion of notes payable		(27,502)		(625)
Total Long-term Notes		$16,755		$13,654

		Successor		Predecessor
	Maturities	December 31, 2024	Interest Rates	December 31, 2023	Interest Rates
Series 1 promissory notes	2025 - 2026	$725	12% - 15%	$1,911	9% - 15%
Related party notes	2024 - 2025	14,000	8% - 15.99%	1,000	—%
Convertible promissory notes		—		6,634	8%
WTI Facility	2028	20,000	13.50%	—
Total Notes Payable		34,725		9,545
Less: unamortized debt discount		(6,446)		(2,133)
Less: current portion of related party notes payable		(14,000)		(1,000)
Less: current portion of notes payable		(625)		(912)
Total Long-term Notes		$13,654		$5,500

Maturity of Borrowings	The Company’s notes payable, excluding debt issuance costs, mature as follows:

Year Ending December 31,	Amount
2025 (remaining 6 months)	$13,011
2026	29,234
2027	8,244
2028	4,561
Total Debt	$55,050

The Company’s notes payable, excluding debt issuance costs, and notes payable to related parties mature as follows:

Year Ending December 31,	Amount
2025	$14,625
2026	7,295
2027	8,244
2028	4,561
Total Debt	$34,725

Debt Conversion
Noteholders converted their Series 1 promissory notes into Class B Preferred Units as follows:

	Successor	Predecessor
	October 2, 2024 through December 31, 2024	January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Principal amount	$—	$396	$1,310
Number of shares	—	40,829	135,133

Extensions of Promissory Notes
Extensions on Series 1 promissory notes were as follows:

		Three months ended		Six months ended
	Interest Rate	June 30, 2025 (Successor)	June 30, 2024 (Predecessor)	June 30, 2025 (Successor)	June 30, 2024 (Predecessor)
Principal amount of 1st extension promissory notes	12%	$—	$—	$—	$122
Principal amount of 2nd extension promissory notes	15%	$—	$—	$122	$300

Extensions on Series 1 promissory notes were as follow:

		Successor	Predecessor
	Interest Rate	December 31, 2024	December 31, 2023
Principal amount of 1st extension promissory notes	12%	$122	$829
Principal amount of 2nd extension promissory notes	15%	$603	$890

Interest Expense
Interest expense on Series 1 promissory notes was as follows:

	Three months ended		Six months ended
	June 30, 2025 (Successor)	June 30, 2024 (Predecessor)	June 30, 2025 (Successor)	June 30, 2024 (Predecessor)
Interest attributable to contractual interest	$16	$44	$48	$99

Interest expense on the related party notes was as follows:

	Three months ended		Six months ended
	June 30, 2025 (Successor)	June 30, 2024 (Predecessor)	June 30, 2025 (Successor)	June 30, 2024 (Predecessor)
Total interest expense	$—	$—	$419	$—

Interest expense on this facility was as follows:

	Three months ended		Six months ended
	June 30, 2025 (Successor)	June 30, 2024 (Predecessor)	June 30, 2025 (Successor)	June 30, 2024 (Predecessor)
Interest attributable to contractual interest	$683	$—	$1,358	$—
Interest attributable to amortization of issuance costs and discounts	348	—	856	—
Total interest expense	$1,031	$—	$2,214	$—

Interest expense on this facility was as follows:

	Three months ended		Six months ended
	June 30, 2025 (Successor)	June 30, 2024 (Predecessor)	June 30, 2025 (Successor)	June 30, 2024 (Predecessor)
Interest attributable to amortization of issuance costs	1,701	—	1,701	—
Total interest expense	$1,701	$—	$1,701	$—

Interest expense on Series 1 promissory notes was as follows:

	Successor	Predecessor
	October 2, 2024 through December 31, 2024	January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Interest attributable to contractual interest	$29	$138	$297
Interest attributable to amortization of issuance costs	—	—	32
Total interest expense	$29	$138	$329

Interest expense on the related party notes was as follows:

	Successor	Predecessor
	October 2, 2024 through December 31, 2024	January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Total interest expense	$611	$932	$—

Interest expense on the 2025 Notes was as follows:

	Successor	Predecessor
	October 2, 2024 through December 31, 2024	January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Interest attributable to contractual interest	$—	$120	$583

	Successor	Predecessor
	October 2, 2024 through December 31, 2024	January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Interest attributable to amortization of implied discounts	—	231	456
Total interest expense	$—	$351	$1,039

Interest expense on this facility was as follows:

	Successor	Predecessor
	October 2, 2024 through December 31, 2024	January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Interest attributable to contractual interest	$352	$—	$—
Interest attributable to amortization of issuance costs	248	—	—
Total interest expense	$600	$—	$—